Stock-Based Compensation	9 Months Ended
Sep. 30, 2023
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

11. STOCK-BASED COMPENSATION

Each option and warrant to purchase common stock of Legacy Spectral was converted into an option and warrant, respectively, to purchase Spectral AI’s common stock based on the Exchange Ratio, with corresponding adjustments to the exercise price. Accordingly, the options and warrants to purchase 46,592,862 and 762,712, respectively, shares of the common stock of Legacy Spectral were converted into options and warrants to purchase 4,519,191 and 73,978, respectively, shares of Spectral AI’s common stock. Legacy Spectral’s 600,000 RSUs were converted into 58,196 Spectral AI RSUs, based on the Exchange Ratio.

2018 Long Term Incentive Plan

On July 24, 2018, Legacy Spectral’s Board of Directors adopted the 2018 Long Term Incentive Plan (the “2018 Plan”) which permits granting of incentive stock options (they must meet all statutory requirements), non-qualified stock options, stock appreciation rights, restricted stock, stock units, performance shares, performance units, incentive bonus awards, and other cash-based or stock-based awards. Pursuant to the 2018 Plan, stock options must expire within 10 years and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by Legacy Spectral’s Board of Directors. As of September 30, 2023, 3,720,089 shares of common stock were authorized for issuance under the 2018 Plan, of which 47,036 remain available for issuance. See Note 15.

2022 Long Term Incentive Plan

On September 27, 2022, Legacy Spectral’s stockholders approved the adoption of the 2022 Long Term Incentive Plan (the “2022 Plan”) which permits granting of incentive stock options (they must meet all statutory requirements), non-qualified stock options, stock appreciation rights, restricted stock, stock units, performance shares, performance units, incentive bonus awards, and other cash-based or stock-based awards. Pursuant to the 2022 Plan, stock options must expire within 10 years and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by Legacy Spectral’s Board of Directors. As of September 30, 2023, 1,939,864 shares of common stock were authorized for issuance under the 2022 Plan, of which 1,792,918 remain available for issuance. See Note 15.

Restricted Stock Awards

The RSAs generally vest over four years. A summary of RSA activities for the nine months ended September 30, 2023 are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share US$
Nonvested as of January 1, 2023	30,318	$1.07
Vested	(30,318)	$1.07
Nonvested as of September 30, 2023	—	$—

Restricted Stock Units

The RSUs generally vest over three years. A summary of RSU activities for the nine months ended September 30, 2023 are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share US$
Nonvested as of January 1, 2023	—	$—
Granted	58,197	$4.65
Nonvested as of September 30, 2023	58,197	$4.65

Stock Options

The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Legacy Spectral’s stock became publicly traded on July 22, 2021 on the AIM, and lacks company-specific historical and implied volatility information. Therefore, Legacy Spectral estimated its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Legacy Spectral’s stock options for employees has been determined utilizing the simplified method by taking an average of the vesting periods and the original contractual terms for each award. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the US. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that Legacy Spectral has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

In applying the Black Scholes option pricing model, the Company used the following assumptions for stock options granted in the nine months ended September 30, 2023:

Nine Months Ended September 30, 2023
Exercise price (per share)	$4.68
Expected term (years)	6.0
Volatility (annual)	72%
Risk-free rate	3.6%
Dividend yield (per share)	0%

A summary of stock options activity for the nine months ended September 30, 2023 is presented below:

	Stock Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2023	3,503,790	$2.06	7.3	$6,831
Options granted	253,250	$4.68
Options forfeited	(15,844)	$3.68
Options cancelled	(20,368)	$1.95
Options exercised	(126,247)	$2.16
Outstanding as of September 30, 2023	3,594,581	$2.22	6.8	$2,823
Options vested and exercisable as of September 30, 2023	2,847,580	$1.74	6.3	$2,752

The Company recorded stock-based compensation expense for stock options, RSUs and restricted stock awards of $0.3 million and $1.0 million for the three and nine months ended September 30, 2023, respectively, and $0.2 million and $0.9 million for the three and nine months ended September 30, 2022, respectively, in general and administrative expenses in the condensed consolidated statements of operations.

As of September 30, 2023, there was approximately $1.5 million and $0.2 million of unrecognized stock-based compensation related to stock option grants and restricted stock unit grants, respectively, that will be amortized over a weighted average period of 1.1 years and 1.2 years, respectively.

During the year ended December 31, 2018, the Company granted of 973,803 stock options to investors (the “Investor Options”) that were approved by the Board of Directors outside of the 2018 Plan, of which 939,024 Investor Options were outstanding as of December 31, 2022. During September 30, 2023, 34,779 of the Investor Options were exercised and the remaining 904,245 Investor Options are outstanding and will expire in November 2023. The Investor Options have an exercise price of $2.06 per share. As of September 30, 2023, there is no unrecognized stock-based compensation expense related to the Investor Options.

As of September 30, 2023, the Company has outstanding stock options, issued to an investor, to purchase 20,369 shares of the Company’s common stock (the “ASC 815 Options”) at a price of $1.96 per share that expire in December 2023. The ASC 815 Options have a grant date fair value of $2.17 per share and are equity-classified stock options in accordance with ASC 815.